Warrants (Details) - Schedule of fair value of warrants estimated using black-scholes option pricing model	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Fair Value Of Warrants Estimated Using Black Scholes Option Pricing Model Abstract
Volatility		115.00%
Expected term (years)		6 years
Risk-free interest rate		0.85%
Expected dividend yield	0.00%